Shareholder Report, Holdings (Details)	Dec. 31, 2024
American Funds Insurance Series – Global Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.29%
American Funds Insurance Series – Global Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%
American Funds Insurance Series – Global Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
American Funds Insurance Series – Global Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
American Funds Insurance Series – Global Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
American Funds Insurance Series – Global Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Insurance Series – Global Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
American Funds Insurance Series – Global Growth Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series – Global Growth Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Insurance Series - Global Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.29%
American Funds Insurance Series - Global Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%
American Funds Insurance Series - Global Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
American Funds Insurance Series - Global Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
American Funds Insurance Series - Global Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
American Funds Insurance Series - Global Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Insurance Series - Global Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
American Funds Insurance Series - Global Growth Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series - Global Growth Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Insurance Series – Global Growth Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.29%
American Funds Insurance Series – Global Growth Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%
American Funds Insurance Series – Global Growth Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
American Funds Insurance Series – Global Growth Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
American Funds Insurance Series – Global Growth Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
American Funds Insurance Series – Global Growth Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Insurance Series – Global Growth Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
American Funds Insurance Series – Global Growth Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series – Global Growth Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Insurance Series – Global Growth Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.29%
American Funds Insurance Series – Global Growth Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.82%
American Funds Insurance Series – Global Growth Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.16%
American Funds Insurance Series – Global Growth Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.21%
American Funds Insurance Series – Global Growth Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
American Funds Insurance Series – Global Growth Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.74%
American Funds Insurance Series – Global Growth Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.91%
American Funds Insurance Series – Global Growth Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series – Global Growth Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.75%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.73%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
American Funds Insurance Series – Global Small Capitalization Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.73%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.73%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
American Funds Insurance Series® – Global Small Capitalization Fund -Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.74%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.33%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.73%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.46%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.33%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.95%
American Funds Insurance Series® – Global Small Capitalization Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%
American Funds Insurance Series® – Growth Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.86%
American Funds Insurance Series® – Growth Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
American Funds Insurance Series® – Growth Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds Insurance Series® – Growth Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
American Funds Insurance Series® – Growth Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
American Funds Insurance Series® – Growth Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
American Funds Insurance Series® – Growth Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Insurance Series® – Growth Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series® – Growth Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
American Funds Insurance Series® – Growth Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.86%
American Funds Insurance Series® – Growth Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
American Funds Insurance Series® – Growth Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds Insurance Series® – Growth Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
American Funds Insurance Series® – Growth Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
American Funds Insurance Series® – Growth Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
American Funds Insurance Series® – Growth Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Insurance Series® – Growth Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series® – Growth Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.86%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series – Growth Fund - Class 2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.86%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series – Growth Fund - Class 3[Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.86%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.98%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.63%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.73%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.85%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.52%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series – Growth Fund - Class 4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.95%
American Funds Insurance Series – International Fund - Class 1 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
American Funds Insurance Series – International Fund - Class 1 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
American Funds Insurance Series – International Fund - Class 1 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
American Funds Insurance Series – International Fund - Class 1 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
American Funds Insurance Series – International Fund - Class 1 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
American Funds Insurance Series – International Fund - Class 1 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
American Funds Insurance Series – International Fund - Class 1 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
American Funds Insurance Series – International Fund - Class 1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American Funds Insurance Series – International Fund - Class 1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Insurance Series – International Fund - Class 1 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds Insurance Series – International Fund - Class 1A [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
American Funds Insurance Series – International Fund - Class 1A [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
American Funds Insurance Series – International Fund - Class 1A [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
American Funds Insurance Series – International Fund - Class 1A [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
American Funds Insurance Series – International Fund - Class 1A [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
American Funds Insurance Series – International Fund - Class 1A [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
American Funds Insurance Series – International Fund - Class 1A [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
American Funds Insurance Series – International Fund - Class 1A [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American Funds Insurance Series – International Fund - Class 1A [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Insurance Series – International Fund - Class 1A [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds Insurance Series – International Fund - Class 2 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
American Funds Insurance Series – International Fund - Class 2 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
American Funds Insurance Series – International Fund - Class 2 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
American Funds Insurance Series – International Fund - Class 2 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
American Funds Insurance Series – International Fund - Class 2 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
American Funds Insurance Series – International Fund - Class 2 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
American Funds Insurance Series – International Fund - Class 2 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
American Funds Insurance Series – International Fund - Class 2 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American Funds Insurance Series – International Fund - Class 2 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Insurance Series – International Fund - Class 2 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds Insurance Series – International Fund - Class 3 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
American Funds Insurance Series – International Fund - Class 3 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
American Funds Insurance Series – International Fund - Class 3 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
American Funds Insurance Series – International Fund - Class 3 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
American Funds Insurance Series – International Fund - Class 3 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
American Funds Insurance Series – International Fund - Class 3 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
American Funds Insurance Series – International Fund - Class 3 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
American Funds Insurance Series – International Fund - Class 3 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American Funds Insurance Series – International Fund - Class 3 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Insurance Series – International Fund - Class 3 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds Insurance Series – International Fund - Class 4 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.58%
American Funds Insurance Series – International Fund - Class 4 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.05%
American Funds Insurance Series – International Fund - Class 4 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.63%
American Funds Insurance Series – International Fund - Class 4 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.03%
American Funds Insurance Series – International Fund - Class 4 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.76%
American Funds Insurance Series – International Fund - Class 4 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.77%
American Funds Insurance Series – International Fund - Class 4 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.51%
American Funds Insurance Series – International Fund - Class 4 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.35%
American Funds Insurance Series – International Fund - Class 4 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.83%
American Funds Insurance Series – International Fund - Class 4 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.49%
American Funds Insurance Series – New World Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
American Funds Insurance Series – New World Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
American Funds Insurance Series – New World Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
American Funds Insurance Series – New World Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.02%
American Funds Insurance Series – New World Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds Insurance Series – New World Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
American Funds Insurance Series – New World Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds Insurance Series – New World Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Insurance Series – New World Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[1]
American Funds Insurance Series – New World Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
American Funds Insurance Series – New World Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds Insurance Series – New World Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
American Funds Insurance Series – New World Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
American Funds Insurance Series – New World Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
American Funds Insurance Series – New World Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
American Funds Insurance Series – New World Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.02%
American Funds Insurance Series – New World Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds Insurance Series – New World Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
American Funds Insurance Series – New World Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds Insurance Series – New World Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Insurance Series – New World Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[1]
American Funds Insurance Series – New World Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
American Funds Insurance Series – New World Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds Insurance Series – New World Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
American Funds Insurance Series – New World Fund - Class2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
American Funds Insurance Series – New World Fund - Class2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
American Funds Insurance Series – New World Fund - Class2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
American Funds Insurance Series – New World Fund - Class2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.02%
American Funds Insurance Series – New World Fund - Class2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds Insurance Series – New World Fund - Class2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
American Funds Insurance Series – New World Fund - Class2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds Insurance Series – New World Fund - Class2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Insurance Series – New World Fund - Class2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[1]
American Funds Insurance Series – New World Fund - Class2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
American Funds Insurance Series – New World Fund - Class2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds Insurance Series – New World Fund - Class2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
American Funds Insurance Series – New World Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.88%
American Funds Insurance Series – New World Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.85%
American Funds Insurance Series – New World Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.72%
American Funds Insurance Series – New World Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.02%
American Funds Insurance Series – New World Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
American Funds Insurance Series – New World Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.97%
American Funds Insurance Series – New World Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.51%
American Funds Insurance Series – New World Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
American Funds Insurance Series – New World Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%	[1]
American Funds Insurance Series – New World Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.35%
American Funds Insurance Series – New World Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.67%
American Funds Insurance Series – New World Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.87%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.69%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.43%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.87%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.69%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.43%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.87%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.69%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.43%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.87%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.37%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.67%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.69%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.43%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.16%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.47%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.29%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
American Funds Insurance Series – Washington Mutual Investors Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.77%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.09%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.09%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.09%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.06%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.41%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.09%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.78%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.45%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.34%
American Funds Insurance Series – U.S. Small and Mid Cap Equity Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.97%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.86%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.25%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.86%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.25%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.86%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.25%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.86%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.04%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.25%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.69%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.83%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.43%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.35%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.21%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.67%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.13%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.44%
American Funds Insurance Series – Capital World Growth and Income Fund - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.07%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Insurance Series® – Growth-Income Fund - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.07%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Insurance Series® – Growth-Income Fund - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – Growth-Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.07%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Insurance Series – Growth-Income Fund - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – Growth-Income Fund -Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.07%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Insurance Series – Growth-Income Fund -Class 3 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series® – Growth-Income Fund Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.69%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.36%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.94%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.14%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.07%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
American Funds Insurance Series® – Growth-Income Fund Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.95%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[1]
American Funds Insurance Series – International Growth and Income Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.95%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[1]
American Funds Insurance Series – International Growth and Income Fund - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.95%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[1]
American Funds Insurance Series – International Growth and Income Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.95%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.47%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.54%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.04%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.62%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.55%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.97%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.08%
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.94%	[1]
American Funds Insurance Series – International Growth and Income Fund - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.84%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[1]
American Funds Insurance Series® – Capital Income Builder - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.07%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American Funds Insurance Series® – Capital Income Builder - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Insurance Series – Capital Income Builder - Class 1A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%
American Funds Insurance Series – Capital Income Builder - Class 1A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
American Funds Insurance Series – Capital Income Builder - Class 1A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
American Funds Insurance Series – Capital Income Builder - Class 1A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
American Funds Insurance Series – Capital Income Builder - Class 1A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
American Funds Insurance Series – Capital Income Builder - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds Insurance Series – Capital Income Builder - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[1]
American Funds Insurance Series – Capital Income Builder - Class 1A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
American Funds Insurance Series – Capital Income Builder - Class 1A | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.07%
American Funds Insurance Series – Capital Income Builder - Class 1A | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds Insurance Series – Capital Income Builder - Class 1A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American Funds Insurance Series – Capital Income Builder - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[1]
American Funds Insurance Series® – Capital Income Builder - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.07%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American Funds Insurance Series® – Capital Income Builder - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Insurance Series – Capital Income Builder - Class 4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.49%
American Funds Insurance Series – Capital Income Builder - Class 4 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
American Funds Insurance Series – Capital Income Builder - Class 4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.65%
American Funds Insurance Series – Capital Income Builder - Class 4 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.61%
American Funds Insurance Series – Capital Income Builder - Class 4 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.73%
American Funds Insurance Series – Capital Income Builder - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.16%
American Funds Insurance Series – Capital Income Builder - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.53%	[1]
American Funds Insurance Series – Capital Income Builder - Class 4 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.01%
American Funds Insurance Series – Capital Income Builder - Class 4 | Bonds, notes & other debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.07%
American Funds Insurance Series – Capital Income Builder - Class 4 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.02%
American Funds Insurance Series – Capital Income Builder - Class 4 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.03%
American Funds Insurance Series – Capital Income Builder - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.26%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.42%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
American Funds Insurance Series – Asset Allocation Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.42%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
American Funds Insurance Series – Asset Allocation Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.42%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
American Funds Insurance Series® – Asset Allocation Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.42%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
American Funds Insurance Series® – Asset Allocation Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
American Funds Insurance Series – Asset Allocation Fund Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.42%
American Funds Insurance Series – Asset Allocation Fund Class 4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series – Asset Allocation Fund Class 4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.15%
American Funds Insurance Series – Asset Allocation Fund Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.45%
American Funds Insurance Series – Asset Allocation Fund Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.23%
American Funds Insurance Series – Asset Allocation Fund Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
American Funds Insurance Series – Asset Allocation Fund Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.04%
American Funds Insurance Series – Asset Allocation Fund Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.18%
American Funds Insurance Series – Asset Allocation Fund Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.39%
American Funds Insurance Series – Asset Allocation Fund Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.04%	[1]
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.35%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
American Funds Insurance Series – American Funds Global Balanced Fund - Class 1 [Member] | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.35%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
American Funds Insurance Series – American Funds Global Balanced Fund Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.35%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
American Funds Insurance Series – Ameican Funds Global Balanced Fund Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	63.35%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.85%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.48%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.28%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.01%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.41%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.31%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.03%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.42%
American Funds Insurance Series – American Funds Global Balanced Fund Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%	[1]
American Funds Insurance Series – The Bond Fund of America Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – The Bond Fund of America Class 1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.49%
American Funds Insurance Series – The Bond Fund of America Class 1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
American Funds Insurance Series – The Bond Fund of America Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
American Funds Insurance Series – The Bond Fund of America Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
American Funds Insurance Series – The Bond Fund of America Class 1 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
American Funds Insurance Series – The Bond Fund of America Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
American Funds Insurance Series – The Bond Fund of America Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
American Funds Insurance Series – The Bond Fund of America Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series – The Bond Fund of America Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
American Funds Insurance Series – The Bond Fund of America Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – The Bond Fund of America Class 1A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.49%
American Funds Insurance Series – The Bond Fund of America Class 1A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
American Funds Insurance Series – The Bond Fund of America Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
American Funds Insurance Series – The Bond Fund of America Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
American Funds Insurance Series – The Bond Fund of America Class 1A | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
American Funds Insurance Series – The Bond Fund of America Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
American Funds Insurance Series – The Bond Fund of America Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
American Funds Insurance Series – The Bond Fund of America Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series – The Bond Fund of America Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
American Funds Insurance Series – The Bond Fund of America - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – The Bond Fund of America - Class 2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.49%
American Funds Insurance Series – The Bond Fund of America - Class 2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
American Funds Insurance Series – The Bond Fund of America - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
American Funds Insurance Series – The Bond Fund of America - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
American Funds Insurance Series – The Bond Fund of America - Class 2 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
American Funds Insurance Series – The Bond Fund of America - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
American Funds Insurance Series – The Bond Fund of America - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
American Funds Insurance Series – The Bond Fund of America - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series – The Bond Fund of America - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
American Funds Insurance Series – The Bond Fund of America - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – The Bond Fund of America - Class 4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.49%
American Funds Insurance Series – The Bond Fund of America - Class 4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
American Funds Insurance Series – The Bond Fund of America - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.07%
American Funds Insurance Series – The Bond Fund of America - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.72%
American Funds Insurance Series – The Bond Fund of America - Class 4 | Municipals [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.49%
American Funds Insurance Series – The Bond Fund of America - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
American Funds Insurance Series – The Bond Fund of America - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.83%
American Funds Insurance Series – The Bond Fund of America - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
American Funds Insurance Series – The Bond Fund of America - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%	[1]
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.59%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.51%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – Capital World Bond Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.59%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.51%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – Capital World Bond Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.59%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.51%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series – Capital World Bond Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.13%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.59%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.01%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.89%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Investment funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.46%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Bonds & notes of governments & government agencies outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.51%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Supranational debt [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.25%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.05%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.48%
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
American Funds Insurance Series - Capital World Bond Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.47%	[1]
American Funds Insurance Series – American High-Income Trust - Class 1 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
American Funds Insurance Series – American High-Income Trust - Class 1 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.15%
American Funds Insurance Series – American High-Income Trust - Class 1 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
American Funds Insurance Series – American High-Income Trust - Class 1 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – American High-Income Trust - Class 1 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
American Funds Insurance Series – American High-Income Trust - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
American Funds Insurance Series – American High-Income Trust - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[1]
American Funds Insurance Series – American High-Income Trust - Class 1A | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
American Funds Insurance Series – American High-Income Trust - Class 1A | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.15%
American Funds Insurance Series – American High-Income Trust - Class 1A | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
American Funds Insurance Series – American High-Income Trust - Class 1A | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – American High-Income Trust - Class 1A | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
American Funds Insurance Series – American High-Income Trust - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
American Funds Insurance Series – American High-Income Trust - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[1]
American Funds Insurance Series – American High-Income Trust - Class 2 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
American Funds Insurance Series – American High-Income Trust - Class 2 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.15%
American Funds Insurance Series – American High-Income Trust - Class 2 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
American Funds Insurance Series – American High-Income Trust - Class 2 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – American High-Income Trust - Class 2 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
American Funds Insurance Series – American High-Income Trust - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
American Funds Insurance Series – American High-Income Trust - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[1]
American Funds Insurance Series – American High-Income Trust - Class 3 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
American Funds Insurance Series – American High-Income Trust - Class 3 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.15%
American Funds Insurance Series – American High-Income Trust - Class 3 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
American Funds Insurance Series – American High-Income Trust - Class 3 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – American High-Income Trust - Class 3 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
American Funds Insurance Series – American High-Income Trust - Class 3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
American Funds Insurance Series – American High-Income Trust - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[1]
American Funds Insurance Series – American High-Income Trust - Class 4 | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.41%
American Funds Insurance Series – American High-Income Trust - Class 4 | U.S. corporate bonds, notes & loans [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.15%
American Funds Insurance Series – American High-Income Trust - Class 4 | Corporate bonds, notes & loans of issuers outside the U.S. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.32%
American Funds Insurance Series – American High-Income Trust - Class 4 | Other bonds, notes & debt instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.15%
American Funds Insurance Series – American High-Income Trust - Class 4 | Other securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.48%
American Funds Insurance Series – American High-Income Trust - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.36%
American Funds Insurance Series – American High-Income Trust - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.13%	[1]
American Funds Insurance Series® – American Funds Mortgage Fund Class 1 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
American Funds Insurance Series® – American Funds Mortgage Fund Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.59%
American Funds Insurance Series® – American Funds Mortgage Fund Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
American Funds Insurance Series® – American Funds Mortgage Fund Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Insurance Series® – American Funds Mortgage Fund Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[1]
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.59%
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Insurance Series – American Funds Mortgage Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[1]
American Funds Insurance Series – American Funds Mortgage Fund - Class 2 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
American Funds Insurance Series – American Funds Mortgage Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.59%
American Funds Insurance Series – American Funds Mortgage Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
American Funds Insurance Series – American Funds Mortgage Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Insurance Series – American Funds Mortgage Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[1]
American Funds Insurance Series – American Funds Mortgage Fund - Class 4 | Asset-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
American Funds Insurance Series – American Funds Mortgage Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.59%
American Funds Insurance Series – American Funds Mortgage Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.46%
American Funds Insurance Series – American Funds Mortgage Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.02%
American Funds Insurance Series – American Funds Mortgage Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.21%	[1]
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.52%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1 | US Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.79%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.73%)
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.52%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A | US Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.79%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 1A | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.73%)
American Funds Insurance Series - Ultra-Short Bond Fund Class 2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Insurance Series - Ultra-Short Bond Fund Class 2 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.52%
American Funds Insurance Series - Ultra-Short Bond Fund Class 2 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
American Funds Insurance Series - Ultra-Short Bond Fund Class 2 | US Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.79%
American Funds Insurance Series - Ultra-Short Bond Fund Class 2 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.73%)
American Funds Insurance Series - Ultra-Short Bond Fund - Class 3
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 3 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.52%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 3 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 3 | US Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.79%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 3 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.73%)
American Funds Insurance Series - Ultra-Short Bond Fund - Class 4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 4 | Commercial paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.52%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 4 | Federal agency bills & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.42%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 4 | US Treasury bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.79%
American Funds Insurance Series - Ultra-Short Bond Fund - Class 4 | Other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.73%)
American Funds Insurance Series – U.S. Government Securities Fund - Class 1 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.53%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.51%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%	[1]
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.53%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.51%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – U.S. Government Securities Fund - Class 1A | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%	[1]
American Funds Insurance Series – U.S. Government Securities Fund - Class 2 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.53%
American Funds Insurance Series – U.S. Government Securities Fund - Class 2 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.51%
American Funds Insurance Series – U.S. Government Securities Fund - Class 2 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
American Funds Insurance Series – U.S. Government Securities Fund - Class 2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – U.S. Government Securities Fund - Class 2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%	[1]
American Funds Insurance Series – U.S. Government Securities Fund - Class 3 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.53%
American Funds Insurance Series – U.S. Government Securities Fund - Class 3 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.51%
American Funds Insurance Series – U.S. Government Securities Fund - Class 3 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
American Funds Insurance Series – U.S. Government Securities Fund - Class 3 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – U.S. Government Securities Fund - Class 3 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%	[1]
American Funds Insurance Series – U.S. Government Securities Fund - Class 4 | Mortgage-backed obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.53%
American Funds Insurance Series – U.S. Government Securities Fund - Class 4 | U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.51%
American Funds Insurance Series – U.S. Government Securities Fund - Class 4 | Federal agency bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
American Funds Insurance Series – U.S. Government Securities Fund - Class 4 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.01%
American Funds Insurance Series – U.S. Government Securities Fund - Class 4 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.31%	[1]
American Funds Insurance Series – Managed Risk Growth Fund - Class P1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.67%
American Funds Insurance Series – Managed Risk Growth Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
American Funds Insurance Series – Managed Risk Growth Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
American Funds Insurance Series – Managed Risk Growth Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
American Funds Insurance Series – Managed Risk Growth Fund - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.67%
American Funds Insurance Series – Managed Risk Growth Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
American Funds Insurance Series – Managed Risk Growth Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.32%
American Funds Insurance Series – Managed Risk Growth Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
American Funds Insurance Series – Managed Risk International Fund - Class P1 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.60%
American Funds Insurance Series – Managed Risk International Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
American Funds Insurance Series – Managed Risk International Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
American Funds Insurance Series – Managed Risk International Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
American Funds Insurance Series – Managed Risk International Fund - Class P2 | Growth funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.60%
American Funds Insurance Series – Managed Risk International Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.03%
American Funds Insurance Series – Managed Risk International Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.43%
American Funds Insurance Series – Managed Risk International Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.94%	[1]
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.76%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[1]
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.76%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.26%
American Funds Insurance Series – Managed Risk Washington Mutual Investors Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.88%	[1]
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P1 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.79%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P1 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[1]
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P2 | Growth-and-income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.79%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P2 | Fixed income funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.96%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.39%
American Funds Insurance Series – Managed Risk Growth-Income Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.86%	[1]
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P1 | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.95%
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P1 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P1 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P2 | Asset Allocation Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.95%
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P2 | Options purchased [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.07%
American Funds Insurance Series – Managed Risk Asset Allocation Fund - Class P2 | Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.98%	[1]

[1]	Includes derivatives.
[2]	Less than 0.01%.